FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	/ / (a)

or fiscal year ending:	12/31/17 (b)

Is this a transition report? (Y/N)	N

Is this an amendment to a previous filing? (Y/N)	N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A. Registrant Name:	NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

	B. File Number:	811-07697

	C. Telephone Number:	(212) 576-7000

2.	A. Street:	51 MADISON AVENUE

	B. City: NEW YORK	C. State: NY	D. Zip Code: 10010	Zip Ext:

	E. Foreign Country:		Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)				N

4.	Is this the last filing on this form by Registrant? (Y/N)				N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)				N
[If answer is “Y” (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)				Y
[If answer is “Y” (Yes) complete only items 111 through 132.]

7.	A. Is Registrant a series or multiple portfolio company? (Y/N)				Y
[If answer is “N” (No), go to item 8.]

	B. How many separate series or portfolios did Registrant have at the end of the period?				128

If filing more than one

Page 2, “X” box [     ]

For period ending 12/31/17

File number 811-07697

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQURIED EACH TIME THE FORM IS FILED.

Series Number	Series Name	Is this the last filing for this series?
120	MainStay VP Absolute Return Multi-Strategy—Initial Class	N
1	MainStay VP Bond—Initial Class	N
6	MainStay VP Common Stock—Initial Class	N
4	MainStay VP Convertible—Initial Class	N
2	MainStay VP Cornerstone Growth—Initial Class	N
108	MainStay VP Eagle Small Cap Growth—Initial Class	N
107	MainStay VP Emerging Markets Equity—Initial Class	N
14	MainStay VP Epoch U.S. Equity Yield—Initial Class	N
90	MainStay VP Epoch U.S. Small Cap—Initial Class	N
67	MainStay VP Floating Rate—Initial Class	N
5	MainStay VP Government—Initial Class	N
7	MainStay VP High Yield Corporate Bond—Initial Class	N
11	MainStay VP Income Builder—Initial Class	N
9	MainStay VP International Equity—Initial Class	N
109	MainStay VP Janus Henderson Balanced—Initial Class	N
15	MainStay VP Large Cap Growth—Initial Class	N
110	MainStay VP MFS® Utilities—Initial Class	N
10	MainStay VP Mid Cap Core—Initial Class	N
8	MainStay VP S&P 500 Index—Initial Class	N
142	MainStay VP Small Cap Core—Initial Class	N
111	MainStay VP T. Rowe Price Equity Income—Initial Class	N
3	MainStay VP U.S. Government Money Market—Initial Class	N
112	MainStay VP VanEck Global Hard Assets—Initial Class	N
78	AB® VPS International Value Portfolio—Class A	N
79	AB® VPS Small/Mid Cap Value Portfolio—Class A	N
84	Alger SMid Cap Focus Portfolio—Class I-2	N
113	American Century Investments® VP Inflation Protection Fund—Class II	N
121	American Century Investments® VP Mid Cap Value Fund—Class II	N
49	American Century Investments® VP Value Fund—Class II	N
143	American Funds IS® Asset Allocation Fund—Class 1	N

134	American Funds IS® Global Bond Fund—Class 1	N
92	American Funds IS® Global Growth Fund—Class 1	N
144	American Funds IS® Global Small Capitalization Fund—Class 1	N
145	American Funds IS® Growth Fund—Class 1	N
146	American Funds IS® Growth-Income Fund—Class 1	N
147	American Funds IS® International Fund—Class 1	N
148	American Funds IS® New World Fund®—Class 1	N
125	BlackRock® Global Allocation V.I. Fund—Class I	N
135	BlackRock® High Yield V.I. Fund—Class I	N
151	ClearBridge Variable Large Cap Growth Portfolio—Class I	N
58	Davis Value Portfolio	N
126	Delaware VIP® Emerging Markets Series—Standard Class	N
76	Delaware VIP® International Value Equity Series—Standard Class	N
114	Delaware VIP® Small Cap Value Series—Standard Class	N
127	Deutsche Alternative Asset Allocation VIP—Class A	N
81	Deutsche Global Small Cap VIP—Class A	N
34	Deutsche Small Cap Index VIP—Class A	N
80	Deutsche Small Mid Cap Value VIP—Class A	N
136	DFA VA Global Bond Portfolio	N
152	DFA VA Global Moderate Allocation Portfolio	N
128	DFA VA International Small Portfolio	N
129	DFA VA U.S. Large Value Portfolio	N
123	DFA VA U.S. Targeted Value Portfolio	N
137	DFA VIT Inflation-Protected Securities Portfolio	N
18	Dreyfus IP Technology Growth Portfolio—Initial Shares	N
19	Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	N
20	Fidelity® VIP Contrafund® Portfolio—Initial Class	N
21	Fidelity® VIP Equity-Income Portfolio—Initial Class	N
63	Fidelity® VIP Freedom 2010 Portfolio—Initial Class	N
64	Fidelity® VIP Freedom 2020 Portfolio—Initial Class	N
65	Fidelity® VIP Freedom 2030 Portfolio—Initial Class	N
93	Fidelity® VIP Freedom 2040 Portfolio—Initial Class	N
153	Fidelity® VIP Freedom 2050 Portfolio—Initial Class	N
94	Fidelity® VIP Government Money Market Portfolio—Initial Class	N
22	Fidelity® VIP Growth Portfolio—Initial Class	N
23	Fidelity® VIP Index 500 Portfolio—Initial Class	N
24	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	N
25	Fidelity® VIP Mid Cap Portfolio—Initial Class	N
26	Fidelity® VIP Overseas Portfolio—Initial Class	N
124	Fidelity® VIP Real Estate Portfolio—Initial Class	N
149	Fidelity® VIP Strategic Income Portfolio—Initial Class	N
138	Fidelity® VIP Value Portfolio—Initial Class	N
50	Fidelity® VIP Value Strategies Portfolio—Service Class 2	N

86	Invesco V.I. American Value Fund—Series I Shares	N
69	Invesco V.I. Global Real Estate Fund—Series I Shares	N
70	Invesco V.I. International Growth Fund—Series I Shares	N
91	Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	N
41	Janus Henderson VIT Enterprise Portfolio—Institutional Shares	N
130	Janus Henderson VIT Flexible Bond Portfolio—Institutional Shares	N
59	Janus Henderson VIT Forty Portfolio—Institutional Shares	N
28	Janus Henderson VIT Global Research Portfolio—Institutional Shares	N
60	Lazard Retirement International Equity Portfolio—Service Shares	N
131	Lord Abbett Series Fund Developing Growth Portfolio—Class VC	N
29	Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	N
57	LVIP Baron Growth Opportunities Fund—Service Class	N
132	LVIP Mondrian International Value Fund—Standard Class	N
116	LVIP SSgA Bond Index Fund—Standard Class	N
117	LVIP SSgA Developed International 150 Fund—Standard Class	N
118	LVIP SSgA Emerging Markets 100 Fund—Standard Class	N
119	LVIP SSgA International Index Fund—Standard Class	N
139	MFS® Global Real Estate Portfolio—Initial Class	N
95	MFS® Global Tactical Allocation Portfolio—Initial Class	N
98	MFS® International Value Portfolio—Initial Class	N
30	MFS® Investors Trust Series—Initial Class	N
150	MFS® Mid Cap Value Portfolio—Initial Class	N
42	MFS® New Discovery Series—Initial Class	N
85	MFS® Value Series—Initial Class	N
43	Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	N
141	Morgan Stanley VIF Global Infrastructure Portfolio—Class I	N
33	Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	N
77	Neuberger Berman AMT Large Cap Value Portfolio—Class I	N
140	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	N
83	Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares	N
87	Oppenheimer Total Return Bond Fund/VA—Non-Service Shares	N
154	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	N
97	PIMCO VIT Global Bond Portfolio (Unhedged)—Administrative Class	N
96	PIMCO VIT High Yield Portfolio—Administrative Class	N
66	PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	N
51	PIMCO VIT Low Duration Portfolio—Administrative Class	N
52	PIMCO VIT Real Return Portfolio—Administrative Class	N
53	PIMCO VIT Total Return Portfolio—Administrative Class	N
45	T. Rowe Price Blue Chip Growth Portfolio	N
62	T. Rowe Price Equity Index 500 Portfolio	N
46	T. Rowe Price International Stock Portfolio	N
36	T. Rowe Price Limited-Term Bond Portfolio	N
47	T. Rowe Price New America Growth Portfolio	N

55	T. Rowe Price Personal Strategy Balanced Portfolio	N
99	TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	N
100	TOPS® Balanced ETF Portfolio—Class 2 Shares	N
101	TOPS® Conservative ETF Portfolio—Class 2 Shares	N
102	TOPS® Growth ETF Portfolio—Class 2 Shares	N
104	TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	N
105	TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	N
106	TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	N
103	TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	N
88	VanEck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares	N
115	Voya Russell™ Mid Cap Index Portfolio—Class I	N
133	Voya Small Company Portfolio—Class I	N

If filing more than one

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For period ending 12/31/17

File number 811-07697

UNIT INVESTMENT TRUSTS

111.	A.	[/]	Depositor Name:

B.	[/]	File Number (If any):

C.	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

111.	A.	[/]	Depositor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code	Zip Ext.:

112.	A.	[/]	Sponsor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

112.	A.	[/]	Sponsor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

If filing more than one

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For period ending 12/31/17

File number 811-07697

113.	A.	[/]	Trustee Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

113.	A.	[/]	Trustee Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

114.	A.	[/]	Principal Underwriter Name:

B.	[/]	File Number: 8-

C.	[/]	City:	State	Zip Code	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

If filing more than one

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For period ending 12/31/17

File number 811-07697

116.	Family of investment companies information:

	A.	[/]	Is Registrant part of a family of investment companies? (Y/N)

Y/N

	B.	[/]	Identify the family in 10 letters: _________________________________

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.	A.	[/]	Is Registrant a separate account of an insurance company? (Y/N)

(Y/N)

If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?:

	B.	[/]	Variable annuity contracts? (Y/N)

Y/N

	C.	[/]	Scheduled premium variable life contracts? (Y/N)

Y/N

	D.	[/]	Flexible premium variable life contracts (Y/N)

Y/N

	E.	[/]	Other types of insurance products registered under the Securities Act of 1933? (Y/N)

Y/N

118.	[/]	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119.	[/]	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120.	[/]	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000’s omitted)		$

121.	[/]	State the number of series for which a current prospectus was in existence at the end of the period

122.	[/]	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

If filing more than one

Page 50, “X” box: [    ]

For period ending 12/31/17

File number 811-07697

123.	[/] State the total value of the additional units considered in answering item 122 ($000’s omitted)	$

124.	[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)	$

125.	[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)		$1,587

126.	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)	$

127.	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

	Number of Series Investing	Total Assets ($000’s omitted)		Total Income Distributions ($000’s omitted)
A. U.S. Treasury direct issue		$		$

B. U.S. Government agency		$		$

C. State and municipal tax-free		$		$

D. Public utility debt		$		$

E. Brokers or dealers debt or debt of brokers’ or dealers’ parent		$		$

F. All other corporate intermed. & long-term debt		$		$

G. All other corporate short-term debt		$		$

H. Equity securities of brokers or dealers or parents of brokers or dealers		$		$

I. Investment company equity securities		$		$

J. All other equity securities	128		$2,199,301	$

K. Other securities		$		$

L. Total assets of all series of registrant	128		$2,199,301	$

If filing more than one

Page 51, “X” box: [    ]

For period ending 12/31/17

File number 811-07697

128	[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

Y/N

129	[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

Y/N

130.	[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

Y/N

131.	Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)	$6,744

132.	[/] List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

133.	If the Registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

	A.	Name of the issuer;

	B.	Exchange ticker symbol;

	C.	CUSIP number;

	D.	Total number of shares or, for debt securities, principal amount divested;

E.	Date(s) that the securities were divested;

F.	If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

G.	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This item 133 shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Signature Page

For period ending 12/31/17

File number 811-07697

This report is signed on behalf of the Registrant, NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I, in the City of New York, in the State of New York, on the 20th day of February, 2018.

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

By:	/s/ ROBERT M. GARDNER
Robert M. Gardner
Senior Vice President and Controller

Witness:

/s/ EDWARD MILLAY
Edward Millay
Vice President